Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 77,875	$ 88,614
Total assets	1,694,264	1,546,478
Liabilities
Contract liabilities	20,971	16,173
Total liabilities	1,305,362	1,189,824
Nuna
Assets
Cash	1,518	9,944
Other current assets	36,053	34,937
Non-current assets	18,198	23,884
Total assets	55,769	68,765
Liabilities
Contract liabilities	2,311	7,817
Other current liabilities (excluding current portion of long-term debt)	6,045	5,145
Long-term debt (including current portion)	7,508	9,631
Non-current liabilities	4,765	4,985
Total liabilities	20,629	27,578
Net investments in affiliates and joint ventures	35,140	41,187
MNALP
Assets
Cash	3,197	4,184
Other current assets	43,424	36,060
Non-current assets	34,393	37,103
Total assets	81,014	77,347
Liabilities
Contract liabilities	0	0
Other current liabilities (excluding current portion of long-term debt)	37,401	29,216
Long-term debt (including current portion)	30,221	36,596
Non-current liabilities	0	0
Total liabilities	67,622	65,812
Net investments in affiliates and joint ventures	13,392	11,535
Fargo
Assets
Cash	78,346	87,418
Other current assets	5,342	23,284
Non-current assets	270,763	154,090
Total assets	354,451	264,792
Liabilities
Contract liabilities	69,683	76,481
Other current liabilities (excluding current portion of long-term debt)	30,528	33,122
Long-term debt (including current portion)	219,516	132,818
Non-current liabilities	341	589
Total liabilities	320,068	243,010
Net investments in affiliates and joint ventures	34,383	21,782
Fargo | Equity Method Investee
Assets
Other current assets		18,728
Other entities
Assets
Cash	364	222
Other current assets	1,899	4,593
Non-current assets	7,439	10,434
Total assets	9,702	15,249
Liabilities
Contract liabilities	4	52
Other current liabilities (excluding current portion of long-term debt)	1,900	1,871
Long-term debt (including current portion)	6,021	6,221
Non-current liabilities	0	174
Total liabilities	7,925	8,318
Net investments in affiliates and joint ventures	1,777	6,931
Total
Assets
Cash	83,425	101,768
Other current assets	86,718	98,874
Non-current assets	330,793	225,511
Total assets	500,936	426,153
Liabilities
Contract liabilities	71,998	84,350
Other current liabilities (excluding current portion of long-term debt)	75,874	69,354
Long-term debt (including current portion)	263,266	185,266
Non-current liabilities	5,106	5,748
Total liabilities	416,244	344,718
Net investments in affiliates and joint ventures	$ 84,692	$ 81,435